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   UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                              Form 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [   ]; Amendment Number:
                                                ------
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Motley Fool Asset Management LLC

Address: 2000 Duke St, Suite 175, Alexandria, VA 22314

Form 13F File Number: 028-14177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Biedronski

Title: Treasurer

Phone: 703-254-1566

Signature, Place, and Date of Signing:


/s/ Philip Biedronski              Alexandria, VA              May 9, 2012
----------------------------  --------------------------  ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number          Name
28-

[Repeat as necessary.]

                                FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total:   198,852


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
None
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
        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
AMERICAN WOODMARK
 CORPORATION             Common Stock   030506109         1,246     69,200 SHS            SOLE              69,200
ANNALY CAPITAL           Real Estate
 MANAGEMENT, INC.         Investment
                          Trust (REIT)  035710409         4,097    258,989 SHS            SOLE             258,989
ASTRAZENECA PLC          American
                          Depository
                          Receipt (ADR) 046353108         2,674     60,100 SHS            SOLE              60,100
Baidu, Inc.              American
                          Depository
                          Receipt (ADR) 056752108         4,342     29,786 SHS            SOLE              29,786
BERKSHIRE HATHAWAY
 INC.                    Common Stock   084670108         6,095         50 SHS            SOLE                  50
BIG LOTS, INC.           Common Stock   089302103         4,474    104,000 SHS            SOLE             104,000
BROOKFIELD ASSET
 MANAGEMENT INC.         Common Stock   112585104         5,215    165,174 SHS            SOLE             165,174
CROWN HOLDINGS,
 INC.                    Common Stock   228368106         3,123     84,800 SHS            SOLE              84,800
DENBURY RESOURCES
 INC.                    Common Stock   247916208         6,714    368,300 SHS            SOLE             368,300
DR.REDDY'S               American
 LABORATORIES LTD         Depository
                          Receipt (ADR) 256135203         3,627    104,956 SHS            SOLE             104,956
THE FEMALE HEALTH
 COMPANY                 Common Stock   314462102           702    129,500 SHS            SOLE             129,500
FLOW INTERNATIONAL
 CORPORATION             Common Stock   343468104         2,104    523,400 SHS            SOLE             523,400
FORMFACTOR, INC.         Common Stock   346375108         3,544    635,200 SHS            SOLE             635,200
HCC INSURANCE
 HOLDINGS, INC.          Common Stock   404132102         8,329    267,200 SHS            SOLE             267,200
HECKMANN
 CORPORATION             Common Stock   422680108           892    207,000 SHS            SOLE             207,000
HORSEHEAD HOLDING
 CORP.                   Common Stock   440694305         1,870    164,200 SHS            SOLE             164,200
ILLINOIS TOOL WORKS
 INC.                    Common Stock   452308109           914     16,000 SHS            SOLE              16,000
LOEWS CORPORATION        Common Stock   540424108         6,247    156,690 SHS            SOLE             156,690
Markel Corporation       Common Stock   570535104         7,048     15,700 SHS            SOLE              15,700
NATUS MEDICAL
 INCORPORATED            Common Stock   639050103         5,065    424,600 SHS            SOLE             424,600
OCCIDENTAL
 PETROLEUM
 CORPORATION             Common Stock   674599105         2,156     22,645 SHS            SOLE              22,645
POSCO                    American
                          Depository
                          Receipt (ADR) 693483109         3,449     41,203 SHS            SOLE              41,203
PAYCHEX, INC.            Common Stock   704326107         4,701    151,702 SHS            SOLE             151,702
PENN NATIONAL
 GAMING, INC.            Common Stock   707569109         3,554     82,700 SHS            SOLE              82,700
Philip Morris
 International Inc.      Common Stock   718172109         2,665     30,072 SHS            SOLE              30,072
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.     Common Stock   808541106         1,865     27,000 SHS            SOLE              27,000
STERLITE INDUSTRIES      American
 (INDIA) LIMITED          Depository
                          Receipt (ADR) 859737207           171     20,080 SHS            SOLE              20,080
Telefonica S.A.          American
                          Depository
                          Receipt (ADR) 879382208         3,488    212,559 SHS            SOLE             212,559
TEVA PHARMACEUTICAL      American
 INDUSTRIES LTD           Depository
                          Receipt (ADR) 881624209           266      5,901 SHS            SOLE               5,901
THOR INDUSTRIES,
 INC.                    Common Stock   885160101         1,657     52,488 SHS            SOLE              52,488
TRACTOR SUPPLY
 COMPANY                 Common Stock   892356106         1,168     12,900 SHS            SOLE              12,900
TRIMAS CORPORATION       Common Stock   896215209         1,943     86,800 SHS            SOLE              86,800
UNDER ARMOUR, INC.       Common Stock   904311107         5,706     60,705 SHS            SOLE              60,705
WATERS CORPORATION       Common Stock   941848103           371      4,000 SHS            SOLE               4,000
WYNN RESORTS,
 LIMITED                 Common Stock   983134107           937      7,500 SHS            SOLE               7,500
YUM! BRANDS, INC.        Common Stock   988498101         7,056     99,132 SHS            SOLE              99,132
BRF - Brasil Foods       American
 S.A.                     Depository
                          Receipt (ADR) 10552T107         2,175    108,704 SHS            SOLE             108,704
CISCO SYSTEMS, INC.      Common Stock   17275R102         4,061    192,000 SHS            SOLE             192,000
COSTCO WHOLESALE
 CORPORATION             Common Stock   22160K105         2,684     29,558 SHS            SOLE              29,558
DIAMOND HILL
 INVESTMENT GROUP,
 INC.                    Common Stock   25264R207         1,155     15,684 SHS            SOLE              15,684
DREAMWORKS
 ANIMATION SKG, INC.     Common Stock   26153C103         3,221    174,600 SHS            SOLE             174,600
DREW INDUSTRIES
 INCORPORATED            Common Stock   26168L205           841     30,811 SHS            SOLE              30,811
FLOWSERVE
 CORPORATION             Common Stock   34354P105         3,771     32,650 SHS            SOLE              32,650
GOOGLE INC.              Common Stock   38259P508         5,931      9,250 SHS            SOLE               9,250
HDFC BANK LIMITED        American
                          Depository
                          Receipt (ADR) 40415F101           292      8,550 SHS            SOLE               8,550
INFINERA
 CORPORATION             Common Stock   45667G103         6,257    770,590 SHS            SOLE             770,590
INNOPHOS HOLDINGS,
 INC.                    Common Stock   45774N108         4,068     81,164 SHS            SOLE              81,164
INTL FCSTONE INC.        Common Stock   46116V105         2,064     97,813 SHS            SOLE              97,813
KAPSTONE PAPER AND
 PACKAGING
 CORPORATION             Common Stock   48562P103           812     41,200 SHS            SOLE              41,200
LEVEL 3
 COMMUNICATIONS,
 INC.                    Common Stock   52729N308         1,422     55,250 SHS            SOLE              55,250
LIBERTY INTERACTIVE
 CORPORATION             Common Stock   53071M104         1,110     58,150 SHS            SOLE              58,150
NVIDIA CORPORATION       Common Stock   67066G104           385     25,000 SHS            SOLE              25,000
QUEST DIAGNOSTICS
 INCORPORATED            Common Stock   74834L100         1,468     24,000 SHS            SOLE              24,000
RED ROBIN GOURMET
 BURGERS, INC.           Common Stock   75689M101         1,674     45,000 SHS            SOLE              45,000
RETAIL OPPORTUNITY
 INVESTMENTS CORP.       Common Stock   76131N101         1,728    143,560 SHS            SOLE             143,560
SBA COMMUNICATIONS
 CORPORATION             Common Stock   78388J106         4,687     92,250 SHS            SOLE              92,250
WELLPOINT, INC.          Common Stock   94973V107         8,848    119,897 SHS            SOLE             119,897
Yongye
 International, Inc.     Common Stock   98607B106            75     24,000 SHS            SOLE              24,000
ZIMMER HOLDINGS,
 INC.                    Common Stock   98956P102         1,607     25,000 SHS            SOLE              25,000
Arcos Dorados
 Holdings Inc.           Common Stock   G0457F107         4,373    241,762 SHS            SOLE             241,762
BROOKFIELD
 INFRASTRUCTURE
 PARTNERS L.P.           Unit           G16252101         5,155    163,127 SHS            SOLE             163,127
COVIDIEN PUBLIC
 LIMITED COMPANY         Common Stock   G2554F113         2,582     47,228 SHS            SOLE              47,228
ENSTAR GROUP
 LIMITED                 Common Stock   G3075P101         2,228     22,510 SHS            SOLE              22,510
Foreign Trade Bank
 of Latin America,
 Inc.                    Common Stock   P16994132         4,700    222,665 SHS            SOLE             222,665
                                                        198,852